Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Company’s Ordinary Shares Outstanding	Movements in the number of the Company’s ordinary shares outstanding are as follows:
	2025	2024
At January 1	18,058,135	7,565,099
Warrant exercised (Refer to Note 17)	2,149,107	-
Warrant issued	-	2,142,858
New share issuance	-	122,382
Convertible preference share liabilities exercised	-	1,771,939
Restricted share units issuance	16,177	3,818
Additional paid in capital	15,000	5,390
Employee share options exercised	1,521	-
Reverse stock split adjustment	-	(101)
Treasury shares purchased (Note 1)	(100,871)	-
At June 30	20,139,069	11,611,385

Note 1:	During the period ended June 30, 2025, 100,871 shares were repurchased at a weighted average purchase price of $17.83 per share, for a total consideration of $1,798,849. Repurchased shares have been recorded as treasury shares and will be held until the Company’s Board of Directors designates them for retirement or used for other purposes.